Additional Information	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Additional Information
P.	Additional Information

Losses and loss adjustment expenses included charges for possible losses on reinsurance recoverables of less than $1 million in 2011, 2010 and 2009. The aggregate allowance for losses on reinsurance recoverables amounted to approximately $26 million and $28 million at December 31, 2011 and 2010.

Operating Leases Total rental expense for various leases of office space and equipment was $54 million in 2011 and $42 million in each of 2010 and 2009. Future minimum rentals, related principally to office space, required under operating leases having initial or remaining noncancelable lease terms in excess of one year at December 31, 2011, were as follows: 2012 – $52 million; 2013 – $49 million; 2014 – $44 million; 2015 – $37 million; 2016 – $33 million; and $197 million thereafter.

Financial Instruments with Off-Balance-Sheet Risk On occasion, AFG and its subsidiaries have entered into financial instrument transactions that may present off-balance-sheet risks of both a credit and market risk nature. These transactions include commitments to fund loans, loan guarantees and commitments to purchase and sell securities or loans. At December 31, 2011, AFG and its subsidiaries had commitments to fund credit facilities and contribute limited partnership capital totaling up to $25 million.

Restrictions on Transfer of Funds and Assets of Subsidiaries Payments of dividends, loans and advances by AFG’s subsidiaries are subject to various state laws, federal regulations and debt covenants that limit the amount of dividends, loans and advances that can be paid. Under applicable restrictions, the maximum amount of dividends available to AFG in 2012 from its insurance subsidiaries without seeking regulatory clearance is $546 million. Additional amounts of dividends, loans and advances require regulatory approval.

Benefit Plans AFG expensed approximately $26 million in 2011, $30 million in 2010 and $34 million in 2009 for its retirement and employee savings plans.